Investment in associate, Summarized Balance Sheet (Q3) (Details) - USD ($)	Apr. 30, 2025	Jul. 31, 2024
ASSETS [Abstract]
Cash	$ 4,002	$ 21,106
Total assets	2,437,247	142,858
LIABILITIES [Abstract]
Accounts payable and accrued liabilities	10,022,914	$ 6,097,902
Monroe Sequestration Partners ("MSP") [Member]
ASSETS [Abstract]
Cash	1
Due from related parties	$ 70,040
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	Related Party [Member]
Prepaid expenses	$ 40,000
Start-up costs, net	105,589
Total assets	215,630
LIABILITIES [Abstract]
Accounts payable and accrued liabilities	246,808
Convertible notes	1,267,425
Total liabilities	$ 1,514,233